Acquisitions (Details 2) - USD ($) $ in Millions		12 Months Ended
	Mar. 23, 2015	Apr. 30, 2016
The purchase price allocated to the identifiable intangible assets
Weighted-average useful life of the finite-lived intangible assets		22 years
Customer relationships [Member]
The purchase price allocated to the identifiable intangible assets
Weighted-average useful life of the finite-lived intangible assets	25 years
Trademarks [Member]
The purchase price allocated to the identifiable intangible assets
Weighted-average useful life of the finite-lived intangible assets	15 years	16 years
Big Heart [Member]
The purchase price allocated to the identifiable intangible assets
Total intangible assets	$ 3,831.8
Big Heart [Member] | Trademarks [Member]
The purchase price allocated to the identifiable intangible assets
Intangible assets with indefinite lives	1,463.0
Big Heart [Member] | Customer relationships [Member]
The purchase price allocated to the identifiable intangible assets
Intangible assets with finite lives	2,111.8
Big Heart [Member] | Trademarks [Member]
The purchase price allocated to the identifiable intangible assets
Intangible assets with finite lives	$ 257.0